Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business combination - 12 months ended Mar. 31, 2023 - Business combinations [member]	USD ($)	INR (₨)	INR (₨)
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business combination [Line Items]
Amount settled in cash	$ 2,500,000	₨ 200,000,000
Proportionate value of Non-controlling interest in Sri Sai	1,768,961		₨ 134,297,885
Total	4,268,961		334,297,885
Property and equipment			85,157,452
Intangible assets			28,423
Deposits			2,904,765
Non-current loans and advances			4,520,003
Trade and other receivables			29,388,105
Cash and cash equivalents			3,056,613
Deferred tax assets			3,976,181
Other current assets			8,065,917
Borrowings			(123,204,097)
Other liabilities			(765,860)
Trade and other payables			19,536,399
Net identifiable assets and liabilities	3,610,124		274,077,316
Goodwill	$ 658,837		₨ 60,220,569